Earnings (loss) per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings (loss) per common share attributable to the Corporation’s shareholders
Schedule of Computation Of Diluted Net loss Per Share
Net loss attributable to the Corporation’s shareholders	$5,593,035
Weighted-average common shares outstanding - basic and diluted	35,216,000
Loss per common share - basic and diluted	$(0.16)

Net loss attributable to the Corporation’s shareholders	$8,986,289
Weighted-average common shares outstanding - basic and diluted	35,216,000
Loss per common share - basic and diluted	$(0.26)

Schedule of Earnings per Share Allocation of Net Income

The following table sets forth the allocation of net income attributable to the Corporation’s shareholders for the nine months ended September 30, 2020 under the two-class method:

Net income attributable to the Corporation’s shareholders	$11,673,099
Net income attributable to the Corporation’s shareholders applicable to preferred stock	4,080,661
Net income attributable to the Corporation’s shareholders applicable to common stock	$7,592,438

The following table sets forth the allocation of net income attributable to the Corporation’s shareholders for the year ended December 31, 2020 under the two-class method:

Net income attributable to the Corporation’s shareholders	$20,117,773
Net income attributable to the Corporation’s shareholders applicable to preferred stock	7,134,840
Net income attributable to the Corporation’s shareholders applicable to common stock	$12,982,933

Schedule of reconciliation compute basic and diluted net income (loss) per share

The following table reconciles the weighted-average common shares outstanding used in the calculation of basic earnings per share (“EPS”) to the weighted-average common shares outstanding used in the calculation of diluted EPS for the nine months ended September 30, 2020:

Determination of shares:
Weighted-average common shares outstanding – basic	35,216,000
Assumed conversion of preferred stock	18,927,326
Dilutive effect of equity awards	4,353,350
Weighted-average common shares outstanding – diluted	58,496,676

The following table reconciles the weighted-average common shares outstanding used in the calculation of basic earnings per share (“EPS”) to the weighted-average common shares outstanding used in the calculation of diluted EPS for the year ended December 31, 2020:

Determination of shares:
Weighted-average common shares outstanding - basic	35,216,000
Assumed conversion of preferred stock	19,353,143
Dilutive effect of equity awards	3,482,471
Weighted-average common shares outstanding - diluted	58,051,614

Schedule of Earnings per Share

The following table presents the calculation of basic and diluted EPS for the Corporation’s common stock for the nine months ended September 30, 2020:

Calculation of basic EPS attributable to the Corporation’s shareholders
Net income attributable to the Corporation’s shareholders applicable to common stock	$7,592,438
Weighted-average common shares outstanding – basic	35,216,000
Basic EPS	$0.22

Calculation of diluted EPS attributable to the Corporation’s shareholders
Net income attributable to the Corporation’s shareholders	$11,673,099
Weighted-average common shares outstanding – diluted	58,496,676
Diluted EPS	$0.20

The following table presents the calculation of basic and diluted EPS for the Corporation’s common stock for the year ended December 31, 2020:

Calculation of basic EPS attributable to the Corporation’s shareholders
Net income attributable to the Corporation’s shareholders applicable to common stock	$12,982,933
Weighted-average common shares outstanding – basic	35,216,000
Basic EPS	$0.37

Calculation of diluted EPS attributable to the Corporation’s shareholders
Net income attributable to the Corporation’s shareholders	$20,117,773
Weighted-average common shares outstanding - diluted	58,051,614
Diluted EPS	$0.35